Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary of Information about Each Reportable Segment and Reconciliation

Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	2022	2021	2020
(in $ millions)	$	$	$
Segment Adjusted EBITDA
Deliveries	(35)	(130)	(211)
Mobility	494	345	307
Financial services	(415)	(349)	(331)
Enterprise and new initiatives	21	9	9
Total reportable Segment Adjusted EBITDA	65	(125)	(226)
Regional corporate costs	(858)	(717)	(554)
Net interest income (expenses)	(57)	(1,675)	(1,391)
Other income (expenses)	7	12	10
Income tax expenses	(6)	(3)	(2)
Depreciation and amortization	(150)	(345)	(387)
Share-based compensation expenses	(412)	(357)	(54)
Unrealized foreign exchange loss	(2)	(1)	*
Impairment losses on goodwill and non-financial assets	(5)	(15)	(43)
Fair value changes on investments	(294)	37	(57)
Restructuring costs	(8)	(1)	(2)
Legal, tax and regulatory settlement provisions	(20)	(12)	(39)
Share listing and associated expenses	—	(353)	—
Loss for the year	(1,740)	(3,555)	(2,745)

* Amount less than $1 million